Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties

The Company had following transactions with related parties:

	Three months ended		Nine months ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Interest expense
Mahindra & Mahindra Financial Services Limited**	$-	$12,427	$-	$38,203

Interest income
Mahindra & Mahindra Financial Services Limited**	$-	$5,548	$-	$11,224

Parking charges
Yard Management Services Limited**	$-	$241,866	$-	$241,866

Debt - principal repayment
Mahindra & Mahindra Financial Services Limited**	$-	$66,525	$-	$119,576

Debt - foreclosure charges
Mahindra & Mahindra Financial Services Limited**	$-	$-	$-	$153

Amount received for November 2024 Offering
Mark Bailey*	$2,499,959	$-	$2,499,959	$-

Amount received for December 2024 Offering
Hiroshi Nishijima	$50,001	$-	$50,001	$-
*	Mark Bailey was considered a related party until December 6, 2024. Accordingly, transactions until December 6, 2024 with him has been disclosed. However, outstanding balances as of December 31, 2024, have not been disclosed, as he was no longer classified as a related party on that date.

**	Mahindra & Mahindra Financial Services Limited, Mahindra First Choice Wheels Limited and Yard Management Services Limited were related parties until December 28, 2023, hence, the transactions until December 28, 2023 with these related parties have been disclosed. The outstanding balances with these related parties have not been disclosed since they were not related parties as on March 31, 2024 and December 31, 2024.

The Company had following transactions with related parties:

	March 31, 2024	March 31, 2023
Interest expense
Mahindra & Mahindra Financial Services Limited*	$38,203	$64,844

Interest income
Mahindra & Mahindra Financial Services Limited*	11,224	15,804

Parking charges
Yard Management Services Limited*	241,866	-

Debt - principal repayment
Mahindra & Mahindra Financial Services Limited*	119,576	251,700

Debt - foreclosure charges
Mahindra & Mahindra Financial Services Limited*	153	1,123,384

Proceeds from sale of assets held for sale
Mahindra First Choice Wheels Limited*	(3,144)	3,187,157

Legal Fees
Mahindra First Choice Wheels Limited*	-	668
*	Mahindra & Mahindra Financial Services Limited, Mahindra First Choice Wheels Limited and Yard Management Services Limited were related parties untill December 28, 2023, as post Reverse Recapitalization, they were no longer beneficiary owner of more than 5% of the company securities, hence, the transactions till December 28, 2023, as post Reverse Recapitalization, they were no longer beneficiary owners of more than 5% of Company's securities, hence, the transaction till December 28, 2023 with these related parties have been disclosed. The outstanding balances with these related parties have not been disclosed since they were not related parties as on March 31, 2024.

Schedule of Outstanding Balances with Related Parties

The Company has the following outstanding balances with related parties:

As at	December 31, 2024	March 31, 2024
Convertible promissory note (non-current and current)
Ananda Small Business Trust	$-	$2,027,840

Payable to Director
Mohan Ananda	$152,435	$152,435

Advance to director (net)
Gregory Bradford Moran	$-	$44,168

Derivative financial instruments
Hiroshi Nishijima	$8,464	$-
	$160,899	$2,224,443

*	Mark Bailey was considered a related party until December 6, 2024. Accordingly, transactions until December 6, 2024 with him has been disclosed. However, outstanding balances as of December 31, 2024, have not been disclosed, as he was no longer classified as a related party on that date.

**	Mahindra & Mahindra Financial Services Limited, Mahindra First Choice Wheels Limited and Yard Management Services Limited were related parties until December 28, 2023, hence, the transactions until December 28, 2023 with these related parties have been disclosed. The outstanding balances with these related parties have not been disclosed since they were not related parties as on March 31, 2024 and December 31, 2024.

The Company has the following outstanding balances with related parties:

As at	March 31, 2024	March 31, 2023
Convertible promissory note (non-current and current)
Ananda Small Business Trust	$2,027,840	$-

Payable to Director
Mohan Ananda	152,435	-

Debt (non-current and current maturities)
Mahindra & Mahindra Financial Services Limited*	-	1,054,887

Fixed deposits (including interest accrued)
Mahindra & Mahindra Financial Services Limited*	-	262,117

Advance received for sale of property and equipment
Mahindra First Choice Wheels Ltd*	-	15,067

Advance to director (net)
Gregory Bradford Moran	44,168	19,682
	2,224,443	1,351,753

*	Mahindra & Mahindra Financial Services Limited, Mahindra First Choice Wheels Limited and Yard Management Services Limited were related parties untill December 28, 2023, as post Reverse Recapitalization, they were no longer beneficiary owner of more than 5% of the company securities, hence, the transactions till December 28, 2023, as post Reverse Recapitalization, they were no longer beneficiary owners of more than 5% of Company's securities, hence, the transaction till December 28, 2023 with these related parties have been disclosed. The outstanding balances with these related parties have not been disclosed since they were not related parties as on March 31, 2024.